Expense Example - FS Managed Futures Fund	Apr. 30, 2021 USD ($)
Class I
Expense Example:
Expense Example, with Redemption, 1 Year	$ 143
Expense Example, with Redemption, 3 Years	2,793
Expense Example, with Redemption, 5 Years	4,986
Expense Example, with Redemption, 10 Years	8,955
Class A
Expense Example:
Expense Example, with Redemption, 1 Year	733
Expense Example, with Redemption, 3 Years	3,263
Expense Example, with Redemption, 5 Years	5,345
Expense Example, with Redemption, 10 Years	$ 9,077